CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares
Revenues
Trading and manufacturing | $		$ 13,721		$ 12,256		$ 11,647
Engineering | $		8,757		6,046		7,175
Total revenues | $		22,478		18,302		18,822
Cost of revenues
Trading and manufacturing | $		(11,331)		(9,577)		(9,060)
Engineering | $		(6,196)		(4,682)		(4,931)
Total cost of revenues | $		(17,527)		(14,259)		(13,991)
Gross profit | $		4,951		4,043		4,831
Finance costs | $		(19)		(4)		0
Selling and administrative expenses | $		(5,602)		(5,997)		(5,802)
Operating (loss) / income | $		(670)		(1,958)		(971)
Interest income | $		18		45		27
Other income, net | $		5		9		65
Gain (Loss) on disposal of fixed assets | $		7		0		0
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests | $		(640)		(1,904)		(879)
Income taxes (expenses) / credit | $		(228)		47		(18)
Net gain on deemed disposal of affiliate | $		24		0		0
Equity in income of affiliates | $		1,002		850		605
Net (loss)/profit for the year | $		158		(1,007)		(292)
Less: net (income)/loss attributable to non-controlling interest | $		73		391		169
Net profit / (loss) attributable to the Company | $		231		(616)		(123)
Other comprehensive income / (loss)
Net profit / (loss) | $		158		(1,007)		(292)
Foreign exchange translation adjustments | $		4		(63)		(15)
Comprehensive income / (loss) | $		162		(1,070)		(307)
Less: Comprehensive (income)/loss attributable to non-controlling interest | $		127		477		176
Comprehensive income/(loss) attributable to the Company | $		$ 289		$ (593)		$ (131)
Net income/(loss) per ordinary share
- Basic | $ / shares		$ .11		$ (0.30)		$ (0.06)
- Diluted | $ / shares		$ .11		$ (0.30)		$ (0.06)
Weighted average number of ordinary shares outstanding
- Basic | shares	2,061,909	2,061,909	2,063,738	2,063,738	2,069,223	2,069,223
- Diluted | shares	2,061,909	2,061,909	2,063,738	2,063,738	2,069,223	2,069,223
ZHEJIANG TIANLAN
Revenues
Total revenues	¥ 289,086		¥ 419,275		¥ 396,424
Cost of revenues
Total cost of revenues	(202,869)		(331,875)		(313,776)
Gross profit	86,217		87,400		82,648
Selling and administrative expenses	(60,528)		(60,702)		(66,343)
Operating (loss) / income	25,689		26,698		16,305
Loss on disposal of a subsidiary	(35)		0		0
Interest income	70		166		148
Interest expenses	(1,577)		(4,710)		(6,272)
Other income, net	3,456		2,773		4,595
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	27,603		24,927		14,776
Income taxes (expenses) / credit	(4,961)		(3,174)		(768)
Net (loss)/profit for the year	22,642		21,753		14,008
Less: net (income)/loss attributable to non-controlling interest	586		(82)		(8)
Net profit / (loss) attributable to the Company	23,228		21,671		14,000
Other comprehensive income / (loss)
Net profit / (loss)	22,642		21,753		14,008
Comprehensive income / (loss)	22,642		21,753		14,008
Less: Comprehensive (income)/loss attributable to non-controlling interest	586		(82)		(8)
Comprehensive income/(loss) attributable to the Company	23,228		21,671		14,000
ZHEJIANG JIAHUAN
Revenues
Total revenues	111,585		115,515		99,908
Cost of revenues
Total cost of revenues	(65,304)		(76,473)		(72,490)
Gross profit	46,281		39,042		27,418
Selling and administrative expenses	(35,671)		(30,792)		(21,090)
Operating (loss) / income	10,610		8,250		6,328
Non-operating income	922		0		0
Non-operating expense	(1,518)		0		0
Interest expenses	(2,752)		(3,861)		(2,209)
Other income, net	4,592		1,408		1,075
Other expenses, net	(5)		0		0
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	11,849		5,797		5,194
Income taxes (expenses) / credit	(1,387)		(861)		(484)
Net (loss)/profit for the year	10,462		4,936		4,710
Less: net (income)/loss attributable to non-controlling interest	0		0		0
Net profit / (loss) attributable to the Company	10,462		4,936		4,710
Other comprehensive income / (loss)
Net profit / (loss)	10,462		4,936		4,710
Comprehensive income / (loss)	10,462		4,936		4,710
Less: Comprehensive (income)/loss attributable to non-controlling interest	0		0		0
Comprehensive income/(loss) attributable to the Company	¥ 10,462		¥ 4,936		¥ 4,710